Deferred Tax	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities [Abstract]
Deferred Tax

22. DEFERRED TAX

The movements in deferred tax assets during the year are as follows:

Deferred tax assets

	Amortized and accrued	Expense of share Options	Unrealised profit from intercompany	Contract liabilities	Losses available for offsetting against future taxable profits	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2019	953	90	7,487	60,387	—	68,917
Deferred tax charged to the statement of profit or loss during the year	(953)	(90)	(7,487)	(60,391)	—	(68,921)
Exchange realignment	—	—	—	4	—	4
Gross deferred tax assets at December 31, 2019 and 2020	—	—	—	—	—	—

The Group has tax losses arising in Hong Kong of US$25,000 in 2020 (2019: US$919,000) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

The Group has tax losses arising in Mainland China of US$63,600,000 in 2020 (2019: US$30,766,000 ) that will expire in 5 years for offsetting against future taxable profits of the companies in which the losses arose.

The Group has tax losses arising in the Netherlands of US$12,000 in 2020 (2019: US$2,000) that can be carried back for 1 year and carried forward for 9 years for offsetting against taxable profits of the company.

22. DEFERRED TAX (CONTINUED)

The Group has tax losses arising in Ireland of US$47,412,000 in 2020 (2019: US$31,594,000) that can be carried back for 1 year and carried forward indefinitely for offsetting against taxable profits of the company.

The Group has tax losses arising in the United States of US$33,050,000 in 2020 (2019: US$57,792,000) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

Deferred tax assets have not been recognized in respect of these tax losses as it is not considered probable that taxable profits will be available against which the tax losses can be utilised.

Deferred tax assets have not been recognised in respect of the following items:

	2020	2019
	US$’000	US$’000
Deductible temporary differences	74,409	59,399
Tax losses	144,099	121,073
	218,508	180,472

Deferred income tax assets are recognised for tax losses carried-forward to the extent that realization of the related tax benefit through future taxable profits is probable. Deferred tax assets have not been recognized in respect of the above items as it is not considered probable that taxable profits will be available against which the above items can be utilized.

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Mainland China. The requirement is effective from January 1, 2008 and applies to earnings after December 31, 2007. A lower withholding tax rate may be applied if there is a tax treaty between Mainland China and the jurisdiction of the foreign investors. For the Group, the applicable rate is 10%. The Group is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in Mainland China in respect of earnings generated from January 1, 2008.

At December 31, 2020 and 2019, the subsidiary in Mainland China had no distributable retained earnings.

According to the US tax laws, dividends payable by the Group’s US entity, to non-US resident enterprises shall be subject to 30% withholding tax. A lower withholding tax rate may be applied if there is a tax treaty between US and the jurisdiction of the foreign investors. For the Group, the applicable rate is 5%. The Group is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in US.

At December 31, 2020 and 2019, the subsidiary in US had no distributable retained earnings.